------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0
                                                        ------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-55408
                                   -------------------------

                        Ameritor Security Trust
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

               Ameritor Financial Corporation
       4400 MacArthur Blvd NW, Suite 301, Washington, DC 20007
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 202-625-6000
                                                    ------------------

Date of fiscal year end: 06/30
                         ----------------------

Date of reporting period: 12/31/2004
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

                                                             February 2005

Dear Shareholder:

As you will note in this report, Ameritor Security Trust had a negative return over the past six months. This performance was a reflection of the recent general trend of many funds over that period of time.

We are hopeful, due to the many indications of a recovering economy, that a more favorable performance will be accomplished in the coming year with the assistance of the adviser's professional and experienced consultant, Paul Dietrich of Foxhall Capital Management, Inc. Every effort will be made to increase the value of the portfolio to produce a positive return.

We shall endeavor to make your Fund an attractive investment and will continue working toward enhanced appreciation of your investments, lower costs and higher shareholder return in future years.

Sincerely,

/s/ Jerome Kinney
----------------------
    Jerome Kinney
    President

                             AMERITOR SECURITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2004

    Number                                                                            Market
  of Shares                        Description                                        Value
---------------                   ---------------                                -----------------
                        COMMON STOCKS:                                 86.00%

                        AIRLINES                                        4.09%
         4,575          Frontier Airlines, Inc. *                                $         52,201
                                                                                 -----------------

                        AUTOMOBILES/TRUCKS                              3.64%
         1,055          Navistar International Corp. *                                     46,399
                                                                                 -----------------

                        BUILDING PRODUCTS                               2.96%
         2,815          Apogee Enterprises, Inc.                                           37,749
                                                                                 -----------------

                        CHEMICALS                                       4.38%
         1,395          Cabot Microelectronics Corp. *                                     55,870
                                                                                 -----------------

                        DRUG AND MEDICAL:                              11.33%
         1,475          Boston Scientific Corp *                                           52,436
         1,045          Cephalon, Inc. *                                                   53,170
         5,500          Cryolife, Inc. *                                                   38,885
                                                                                 ----------------
                                                                                          144,491
                                                                                 ----------------

                        ELECTRONICS/EQUIPMENT:                         15.85%
         1,545          Benchmark Electronics, Inc. *                                      52,684
         1,260          International Rectifier, Corp. *                                   56,158
         2,150          Keithley Instruments, Inc.                                         42,355
         3,960          Methode Electronics, Inc.                                          50,886
                                                                                 ----------------
                                                                                          202,083
                                                                                 ----------------

                        FINANCE                                         4.83%
         1,285          Piper Jaffray, Cos. *                                              61,616
                                                                                 ----------------

                        INTERNET                                        8.25%
         1,550          J2 Global Communications, Inc. *                                   53,475
         2,175          Webex Communicatioins, Inc. *                                      51,721
                                                                                 ----------------
                                                                                          105,196
                                                                                 ----------------

                        MINERALS                                        2.66%
         7,000          Northern Dynasty Minerals *                                        33,950
                                                                                 ----------------

                        OIL                                            10.93%
         1,300          Cal Dive International, Inc. *                                     52,975
           950          Pogo Producing Co.                                                 46,066
         2,065          Radisys, Corp. *                                                   40,371
                                                                                 ----------------
                                                                                          139,412
                                                                                 ----------------

                        PAPER PRODUCTS                                  4.64%
         4,550          Buckeye Technologies, Inc. *                                       59,195
                                                                                 ----------------

    Number                                                                            Market
  of Shares                        Description                                        Value
---------------                   ---------------                                ----------------
                        PHARMACY SERVICES                               3.15%
           525          Express Scripts, Inc. *                                            40,131
                                                                                 ----------------

                        RESTAURANT                                      4.25%
         1,345          Panera Bread Co. CL-A *                                            54,230
                                                                                 ----------------

                        WIRELESS EQUIPMENT                              5.03%
         2,640          Viasat, Inc. *                                                     64,073
                                                                                 ----------------

                        TOTAL INVESTMENTS:
                        (Cost: $1,073,129)**                           85.99%           1,096,596
                        Other assets, net                              14.01%             178,658
                                                               -------------     ----------------
                        NET ASSETS                                    100.00%    $      1,275,254
                                                               =============     ================

*     Non-income producing
** Cost for Federal income tax purposes is $1,073,129 and net unrealized appreciation consists of:

                        Gross unrealized appreciation          $       32,956
                        Gross unrealized depreciation                  (9,489)
                                                               --------------
                        Net unrealized appreciation            $       23,467
                                                               ==============



See Notes to Financial Statements

AMERITOR SECURITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)


ASSETS
      Investments at value (identified cost of $1,073,129) (Notes 1 & 3)                $    1,096,596
      Cash                                                                                     138,082
      Receivables:
            Interest                                                    $     593
            Securities Sold                                               110,301
                                                                       ----------
                                                                                               110,894
                                                                                        --------------
            TOTAL ASSETS                                                                     1,345,572
                                                                                        --------------


ACCRUED LIABILITIES
      Securities Purchased                                                                      39,855
      Accrued expenses                                                                          30,463
                                                                                        --------------
            TOTAL LIABILITIES                                                                   70,318
                                                                                        --------------

NET ASSETS                                                                              $    1,275,254
                                                                                        ==============

         NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE ($1,275,254 / 2,900,743 shares outstanding)                 $         0.44
                                                                                        ==============

         At December 31, 2004 there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are
           (Note 1):
         Paid in capital                                                                $    4,021,419
         Accumulated net investment loss                                                       (81,450)
         Accumulated realized losses on investments                                         (2,688,182)
         Net unrealized appreciation of investments                                             23,467
                                                                                        --------------
         Net Assets                                                                     $    1,275,254
                                                                                        ==============

      See Notes to Financial Statements

AMERITOR SECURITY FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2004 (unaudited)
------------------------------------------------------------------------------------------------
INCOME
Dividends                                                                        $        1,210
Interest                                                                                  5,322
                                                                                 --------------
                                                                                          6,532
                                                                                 --------------

EXPENSES
      Investment advisory fees (Note 2)                     $       6,386
      Accounting fees                                               7,132
      Custody fees                                                  1,873
      Administrative services                                      30,246
      Transfer agent fees (Note 2)                                 12,863
      Legal and audit fees                                         21,307
      Directors                                                     2,607
      Insurance                                                     1,757
      Shareholder Services & Reports                                1,163
      Miscellaneous                                                 2,648
                                                            -------------
        Total expenses                                                                   87,982
                                                                                 --------------


      Net Investment Loss                                                               (81,450)
                                                                                 --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized gain on investments                                                      31,537
   Net increase in unrealized appreciation on investments                                25,567
                                                                                 --------------
   Net gain on investments                                                               57,104
                                                                                 --------------
   Net decrease in net assets resulting from operations                          $      (24,346)
                                                                                 --------------

See Notes to Financial Statements

AMERITOR SECURITY FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                             Six months ended
                                                             December 31, 2004         Year ended
                                                                (unaudited)           June 30, 2004
                                                            --------------------    ------------------
OPERATIONS
   Net investment loss                                      $           (81,450)    $        (161,763)
   Net realized gain on investments                                      31,537               328,071
   Change in unrealized appreciation of investments                      25,567              (159,254)
                                                            -------------------     -----------------
   Net decrease in net assets resulting from operations                 (24,346)                7,054


CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                                      (18,013)              (29,457)
                                                            -------------------     -----------------
   Net decrease in net assets                                           (42,359)              (22,403)
   Net assets at beginning of period                                  1,317,613             1,340,016
                                                            -------------------     -----------------

NET ASSETS at the end of the period                         $         1,275,254     $       1,317,613
                                                            ===================     =================

See Notes to Financial Statements

AMERITOR SECURITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                                                   Six Months Ended
                                                   December 31 2004            Year ended               Year ended
                                                      (unaudited)             June 30 2004             June 30 2003
                                                  -------------------      -------------------     --------------------
Per Share Operating Performance
Net asset value, beginning of period              $              0.45      $              0.45     $               0.49
                                                  -------------------      -------------------     --------------------
Income from investment operations-
   Net investment income (loss)                                 (0.03)                   (0.05)                   (0.06)
   Net realized and unrealized gain (loss) on
    investments                                                  0.02                     0.05                     0.02
                                                  -------------------      -------------------     --------------------
Total from investment operations                                (0.01)                       -                    (0.04)
                                                  -------------------      -------------------     --------------------

Less distributions-
   Distributions from net investment income                         -                        -                        -
   Distributions from capital gains                                 -                        -                        -
                                                  -------------------      -------------------     --------------------
Total distributions                                                 -                        -                        -
                                                  -------------------      -------------------     --------------------

Net asset value, end of period                    $              0.44      $              0.45     $               0.45
                                                  ===================      ===================     ====================

Total Return                                                    (2.22%)                   0.00%                   (8.16%)
                                                  ===================      ===================     ====================

Ratios/Supplemental Data
   Net assets, end of period (000's)              $             1,275      $             1,318     $              1,340
Ratio to average net assets
   Expense ratio - net                                          13.79% **                12.56%                   14.78%
   Net investment income (loss)                                (12.76%)**               (11.81%)                 (14.14%)
Portfolio turnover rate                                        288.09%                  182.00%                  214.00%



                                                      Year ended             Year ended         Year ended
                                                     June 30 2002           June 30 2001       June 30 2000
                                                  -------------------     -----------------    -------------
Per Share Operating Performance
Net asset value, beginning of period              $              0.70     $            1.71    $       1.35
                                                  -------------------     -----------------    ------------
Income from investment operations-
   Net investment income (loss)                                 (0.07)                (0.07)          (0.19)
   Net realized and unrealized gain (loss) on
    investments                                                 (0.14)                (0.86)           0.55
                                                  -------------------     -----------------    ------------
Total from investment operations                                (0.21)                (0.93)           0.36
                                                  -------------------     -----------------    ------------

Less distributions-
   Distributions from net investment income                         -                     -               -
   Distributions from capital gains                                 -                 (0.08)              -
                                                  -------------------     -----------------    ------------
Total distributions                                                 -                 (0.08)              -
                                                  -------------------     -----------------    ------------

Net asset value, end of period                                 $ 0.49                $ 0.70          $ 1.71
                                                  ===================     =================    ============

Total Return                                                   (30.00%)              (56.10%)         26.67%
                                                  ===================     =================    ============

Ratios/Supplemental Data
   Net assets, end of period (000's)              $             1,517     $           2,426    $      6,185
Ratio to average net assets
   Expense ratio - net                                          11.79%                 6.08%           6.93%
   Net investment income (loss)                                (11.14%)               (5.63%)         (6.61%)
Portfolio turnover rate                                        293.00%                22.00%          91.00%

** Annualized

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2004 (unaudited)
-------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

      B. Income Taxes - The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund accounts for income taxes by using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax basis of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. At June 30, 2004, for Federal income tax purposes, the Fund had a capital loss carryforward of $2,719,719 of which $1,875,893 expires in 2010 and $843,826 expires in 2011 to offset future realized gains.

      C. Distributions to Shareholders - No distributions were paid in fiscal years 2003 or 2004. As of December 31, 2004, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

               Capital loss carryforward                $   (2,719,719)
               Unrealized appreciation                          23,467
                                                        --------------
                                                        $   (2,696,252)
                                                        ==============

      D. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

December 31, 2004 (unaudited)
-------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                    Six Months ended                    Year Ended
                                    December 31, 2004                  June 30,2004
                               ----------------------------    ----------------------------
                                  Shares          Amount          Shares          Amount
                               ------------    ------------    ------------    ------------
       Shares redeemed              (41,713)   $    (18,013)        (64,244)   $    (29,457)
                               ------------    ------------    ------------    ------------
       Net decrease                 (41,713)   $    (18,013)        (64,244)   $    (29,457)
                               ============    ============    ============    ============

       Shares outstanding
           Beginning of year      2,942,456                       3,006,700
                               ------------                    ------------
           End of year            2,900,743                       2,942,456
                               ============                    ============

-------------------------------------------------------------------------------

AMERITOR SECURITY TRUST FUND

December 31, 2004
-------------------------------------------------------------------------------


(4)   PURCHASE AND SALE OF SECURITIES

      During the six months ended December 31, 2004, purchases and proceeds from sales of investment securities were $2,752,889 and $1,741,257, respectively. Cost of securities for income tax purposes was $1,073,129 at December 31, 2004. Net unrealized appreciation of investments aggregated $23,467, which relates to gross unrealized appreciation of $32,956 and gross unrealized depreciation of $9,489.


--------------------------------------------------------------------------------

AMERITOR SECURITY TRUST

December 31, 2004
--------------------------------------------------------------------------------

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

       -----------------------------------------------------------------------------------------------------------------------------
              (1)                               (2)             (3)                  (4)                 (5)              (6)
       -----------------------------------------------------------------------------------------------------------------------------
       Name                                 Position(s)       Term of              Principal           Number of          Other
       Address and                           Held with       Office and          Occupation(s)       Portfolios in    Directorships
       Age                                     Fund          Length of            During Past        Fund Complex        Held by
                                                            Time Served             5 Years           Overseen by        Trustee
                                                                                                        Trustee
       -----------------------------------------------------------------------------------------------------------------------------
       Non-Interested Trustee
       -----------------------------------------------------------------------------------------------------------------------------
       Richard P. Ellison                 Non-Interested      4 Years            President and             2         Potomac Group
       1410 Coventry Lane                     Trustee          Served           Chief Executive                        Homes; Boat
       Alexandria, VA 22304                                   Term is             Officer of                             America
       Age 74                                                 for Life             Intervest
                                                                                Financial Corp.
       -----------------------------------------------------------------------------------------------------------------------------
       James I. Schwartz
       1480 Pennfield Circle                   Non-            3 Year          Retired President           2               None
       #307                                 Interested         Served            Capital City
       Silver Spring, MD                      Trustee         Term is           Savings & Loan
       20906                                                  for Life                And
       Age 78                                                                   Schwartz & Co.
       -----------------------------------------------------------------------------------------------------------------------------
       Interested Trustee And Officers
       -----------------------------------------------------------------------------------------------------------------------------
       Carole S. Kinney                      Trustee,         6 Years           Chairman of the            2               None
       8020 Thornley Court                  Secretary,         served              Board of
       Bethesda, MD 20817                       and           Term is              Ameritor
       Age 59                                Chairman         for life             Financial
                                              of the                              Corporation
                                               Fund                               Since 1998
       -----------------------------------------------------------------------------------------------------------------------------
       Jerome Kinney                         President        6 Years             Founder and                              None
       8020 Thornley Court                                     served             President,
       Bethesda, MD 20817                                      Term=1          Jerome F. Kinney
       Age 75                                                   year                Company
                                                                                  (builder);
                                                                                 President and
                                                                                     CEO,
                                                                                   Ameritor
                                                                                   Financial
                                                                                  Corporation
       -----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      AMERITOR SECURITY TRUST
                      4400 MacArthur Blvd, #301
                      Washington, D.C. 20007-2521
                      1-800-424-8570
                      202-625-6000 Washington, D.C. area

                      Transfer Agent
                      Ameritor Financial Corporation
                      4400 MacArthur Blvd, #301
                      Washington, D.C. 20007-2521

                      Custodian
                      Wachovia
                      123 South Broad St.
                      Philadelphia, PA 19109

                      Independent Accountants
                      Tait, Weller & Baker
                      Suite 800
                      8 Penn Center Plaza
                      Philadelphia, PA 19103-2108

                      For more information about
                      Ameritor Security Trust,
                      account information or daily
                      Net Asset Values, call:

                      Shareholder Services
                      1-800-424-8570 ext. 121
                      202-625-6000 Washington, D.C. area

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. Included as part of item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 10. CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

      o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

      o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted: September 2003

ITEM 10. EXHIBITS

(a) Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Investment Fund
--------------------------------------------------------------------------------

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          --------------------------------------------

Date  March 2, 2005
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer
                          --------------------------------------------

Date March 2, 2005
     ----------------------

* Print the name and title of each signing officer under his or her signature.